EQUITY - Other Comprehensive Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Items that will not be reclassified to the consolidated income statement in subsequent periods:
Gains/(Losses) on remeasurement of defined benefit plans	€ 385	€ (730)	€ (1,448)
Total items that will not be reclassified to the consolidated income statement in subsequent periods	385	(730)	(1,448)
Items that may be reclassified to the consolidated income statement in subsequent periods:
Gains/(losses) on cash flow hedging instruments	(9,257)	54,695	(18,282)
(Gains)/Losses on cash flow hedging instruments reclassified to the consolidated income statement	(3,777)	(19,724)	69,368
(Losses)/Gains on cash flow hedging instruments	(13,034)	34,971	51,086
Exchange differences on translating foreign operations	5,986	(15,346)	4,118
Total items that may be reclassified to the consolidated income statement in subsequent periods	(7,048)	19,625	55,204
Total other comprehensive income	(6,663)	18,895	53,756
Related tax impact	3,520	(9,554)	(16,961)
Total other comprehensive (loss)/income, net of tax	€ (3,143)	€ 9,341	€ 36,795